Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2023			2022
	Net (loss) income	Weighted average common shares (000's)	Net (loss) income per share	Net income	Weighted average common shares (000's)	Net income per share
Net (loss) income - basic	$(233,356)	704,896	$(0.33)	$855,605	557,986	$1.53
Dilutive effect of share awards	—	—	—	—	5,849	—
Net (loss) income - diluted	$(233,356)	704,896	$(0.33)	$855,605	563,835	$1.52